Land use right, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Land use right	¥ 101,007	$ 14,691	¥ 0
Less: Accumulated amortization	(171)	$ (25)	0
Land use right, net	¥ 100,836		¥ 0	$ 14,666